                                [COLONIAL LOGO]

                                    COLONIAL

                                  INTERMARKET

                                     INCOME

                                    TRUST I

                         Annual Report November 30, 1995

                 COLONIAL INTERMARKET INCOME TRUST I HIGHLIGHTS
                      DECEMBER 1, 1994 - NOVEMBER 30, 1995

Investment Objective: Colonial InterMarket Income Trust I seeks to maximize current income through investments in three sectors of the bond market -- U.S. government, corporate high yield, and foreign government.

The Fund is Designed to Offer:
 -  Potential for higher, more consistent income
 -  Diversification to help reduce risk and improve price stability
 -  Monthly distributions to help meet your financial needs

Portfolio Manager Commentary: "In the United States and in many foreign countries, the prevailing economic trend during 1995 was toward lower interest rates and moderate inflation. This had a favorable impact on the performance of U.S. government, corporate high yield, and foreign government bonds."


                Colonial InterMarket Income Trust I Performance

Distributions declared per share                               $0.948
12-month total return, assuming
reinvestment of all distributions
- NAV                                                           18.46%
- Market Price                                                  17.67%
Price per share
- NAV                                                          $11.27
- Market Price                                                 $10.75



SECTOR BREAKDOWN                             TOP FIVE FOREIGN COUNTRIES
1. U.S. government ..........      22.3%     1. Denmark
2. Foreign government .......      35.8%     2. Australia
3. High yield corporate .....      37.5%     3. United Kingdom
4. Other ....................       4.4%     4. Finland
                                             5. Argentina

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

           [PHOTO OF JOHN A. McNEICE, JR. IN UPPER LEFT HAND CORNER]

Colonial InterMarket Income Trust's performance during the 12 months ended November 30, 1995, demonstrated the validity of its tri-sector investment strategy. At various times, all three sectors of the bond market in which the Fund invests contributed to the Fund's positive performance.

The strong rally in the U.S. government sector was primarily driven by declining interest rates. These bonds received an additional boost in the second half of the year as the dollar strengthened versus many global currencies, leading to a surge in demand for U.S. government securities from foreign investors.

Foreign government bonds lagged their U.S. counterparts early in 1995. However, many of the world's economies have begun to slow, this is reflected in declining interest and inflation rates. To take advantage of this development, we increased our foreign position from 28.6% of net assets on November 30, 1994, to 35.8% of net assets at the end of the fiscal year. The Scandinavian countries, including Denmark and Finland, were especially attractive. These countries have been successful at improving their foreign trade imbalances and keeping inflation under control.

Although we continued to reduce our position in corporate high yield bonds, this remained the largest sector in the portfolio. As interest rates declined, the relatively high yields available in this sector made these bonds more attractive to investors and prices increased along with demand. We took advantage of higher prices by taking profits on some of the more cyclical holdings in the portfolio and focusing on noncyclical industries, including cable television, health care and gaming.

We believe the trend toward declining interest rates and low inflation will continue in 1996. This should have a positive impact on all three sectors of the bond market in which the Fund invests.

Respectfully,


/s/John A. McNeice, Jr.
-----------------------
John A. McNeice, Jr.
President
January 12, 1996

INVESTMENT PORTFOLIO
NOVEMBER 30, 1995 (IN THOUSANDS)

                                                CURRENCY
BONDS & NOTES - 95.6%                            ABBREV.       PAR       VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 37.5%
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.4%
 FINANCIAL SERVICES
 Comdata Network, Inc.:
    12.500%    12/15/99                         $             1,000      $1,135
    13.250%    12/15/02                         $               500         596
                                                                         ------
                                                                          1,731
                                                                         ------

MANUFACTURING - 12.3%
 CHEMICALS - 0.9%
 Huntsman Corp.,
    11.000%    04/15/04                         $             1,000       1,114
--------------------------------------------------------------------------------
 ELECTRONIC & ELECTRICAL EQUIPMENT - 1.4%
 Amphenol Corp.,
    12.750%    12/15/02                         $             1,550       1,744
                                                                         ------

 FOOD & KINDRED PRODUCTS - 1.9%
 Gillett Holdings, Inc.,
    12.250%    06/30/02                         $               744         779
 Van De Kamps, Inc., (a)
    12.000%    09/15/05                         $             1,500       1,541
                                                                         ------
                                                                          2,320
                                                                         ------


 MISCELLANEOUS MANUFACTURING - 0.4%
 American Standard Co.,
    11.375%    05/15/04                         $               500         552

 PAPER PRODUCTS - 3.3%
 Gaylord Container Corp.,
    11.500%    05/15/01                         $             1,250       1,287
 Repap Wisconsin, Inc.,
    9.875%    05/01/06                          $             1,000         955
 Stone Container Corp.:
    10.750%    10/01/02                         $               750         767
    11.875%    12/01/98                         $             1,000       1,048
                                                                         ------
                                                                          4,057
                                                                         ------

 PRIMARY METAL - 2.7%
 A.K. Steel Corp.,
    10.750%    04/01/04                         $             1,500       1,652
 Magma Copper Co.,
    12.000%    12/15/01                         $             1,000       1,097

INVESTMENT PORTFOLIO/NOVEMBER 30, 1995

BONDS & NOTES - 95.6%                           CURRENCY         PAR      VALUE
--------------------------------------------------------------------------------

CORPORATE FIXED-INCOME BONDS & NOTES - 37.5%
--------------------------------------------------------------------------------
 Ucar Global Enterprises,
   12.000%    01/15/05                          $               535      $  606
                                                                         ------
                                                                          3,355
                                                                         ------

 PRINTING & PUBLISHING - 0.9%
 K-III Communications Corp.,
    10.625%    05/01/02                         $             1,000       1,063
                                                                         ------

 RUBBER & PLASTIC - 0.8%
 Portola Packaging, Inc.,
    10.750%    10/01/05                         $             1,000       1,030
                                                                         ------

 MINING & ENERGY - 3.3%
 OIL & GAS EXTRACTION
 Gulf Canada Resources Ltd.,
     9.250%    01/15/04                         $             1,500       1,517
 Mesa Capital Corp.,
    12.750%    06/30/98                         $               500         452
 Nuevo Energy Co.,
    12.500%    06/15/02                         $             2,000       2,175
                                                                         ------
                                                                          4,144
--------------------------------------------------------------------------------
 RETAIL TRADE - 0.7%
 FOOD STORES
 Pathmark Stores, Inc.,
    9.625%    05/01/03                          $             1,000         931
--------------------------------------------------------------------------------
 SERVICES - 7.8%
 AMUSEMENT & RECREATION - 4.2%
 Bally's Grand, Inc., Series B,
   10.375%    12/15/03                          $             1,000       1,002
 Boyd Gaming Corp.,
   10.750%    09/01/03                          $             1,000       1,055
 Falcon Holdings, PIK,
   11.000%    09/15/03                          $             1,301       1,244
 Grand Casinos, Inc.,
   10.125%    12/01/03                          $               750         765
 Harrah's Operating, Inc.,
   10.875%    04/15/02                          $             1,000       1,070
                                                                         ------
                                                                          5,136
                                                                         ------


 HEALTH SERVICES - 2.8%
 GranCare, Inc.,
    9.375%    09/15/05                          $             1,600       1,604
 HealthSouth Rehabilitation
  Corp.,
    9.500%    04/01/01                          $               750         797

INVESTMENT PORTFOLIO/NOVEMBER 30, 1995

BONDS & NOTES - 95.6%                            CURRENCY      PAR        VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 37.5%
--------------------------------------------------------------------------------
SERVICES - CONT.
 HEALTH SERVICES - CONT.
 ORNDA Health Corp.,
   12.250%    05/15/02                           $            1,000      $ 1,102
                                                                         -------
                                                 $                         3,503
                                                                         -------


 HOTELS, CAMPS & LODGING - 0.8%
 HMH Properties, Inc., (a)
    9.500%    05/15/05                           $            1,000        1,005
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 12.0%
 AIR TRANSPORTATION - 0.7%
 World Corp., Inc.,
   13.875%    08/15/97                           $              812          818

 COMMUNICATIONS - 9.4%
 Allbritton Communications Co.,
   11.500%    08/15/04                           $            1,500        1,567
 Cablevision Systems Corp.,
   10.750%    04/01/04                           $            1,500        1,577
 Comcast UK Cable Partners Ltd., (b)
       (c)    11/15/07                           $            1,250          719
 Heritage Media Corp.,
   11.000%    06/15/02                           $              750          799
 Jones Intercable, Inc.,
   11.500%    07/15/04                           $            1,000        1,105
 Metrocall, Inc.,
   10.375%    10/01/07                           $              500          515
 Mobilemedia Communications, Inc.,
   stepped coupon, (d)
  (10.500% 12/01/98)    12/01/03                 $              750          562
 Mobilemedia Corp.,
    9.375%    11/01/07                           $              500          504
 NWCG Holding Corp.,
       (c)    06/15/99                           $            1,400          934
 Sinclair Broadcast Group, Inc.,
   10.000%    09/30/05                           $              750          767
 Telewest Communication PLC, (b)
       (c)    10/01/07                           $            2,750        1,599
 Young Broadcasting Corp.,
   10.125%    02/15/05                           $            1,000        1,055
                                                                         -------
                                                                          11,703


 GAS SERVICES - 1.9%
 California Energy Co., Inc.,
    9.875%    06/30/03                           $            1,250        1,294
 Midland Funding Corp.,
   13.250%    07/23/06                           $            1,000        1,056
                                                                         -------
                                                                           2,350
                                                                         -------

                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1995

BONDS & NOTES - 95.6%                                          PAR        VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 37.5%
--------------------------------------------------------------------------------
TOTAL CORPORATE FIXED-INCOME
  BONDS & NOTES (cost of $49,776)                                        $46,556
                                                                         =======


FOREIGN GOVERNMENT & AGENCY
OBLIGATIONS - 35.8%                      CURRENCY           PAR           VALUE
--------------------------------------------------------------------------------
 Argentina Par Brady, stepped coupon,
   (5.250% 4/01/96)  5.000%  03/31/23          AR            5,100         2,678

 Government of Finland Bond:
   9.500%  03/15/04                            FN           17,000         4,485
  10.000%  09/15/01                            FN            8,000         2,150
 Kingdom of Denmark,
   8.000%  05/15/03                            DK           74,629        14,030
 Republic of Poland (Brady),
   Past Due Interest, stepped coupon,
   (4.000% 11/01/96) 3.750%  10/27/14          PL            4,000         2,575

 Republic of South Africa,
  12.000%  02/28/05                            SA           10,000         2,378
 Treasury Corp. of Victoria,
  12.000%  09/22/01                            A$            7,891         6,925
 United Kingdom Treasury,
  10.000%  09/08/03                            UK            3,855         6,807
 Western Australia Treasury,
  12.000%  08/01/01                            A$            2,638         2,312
                                                                          ------
 TOTAL FOREIGN GOVERNMENT & AGENCY
    OBLIGATIONS (cost of $37,279)                                         44,340
                                                                          ======


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.3%
-------------------------------------------------------------------------------
                    Maturities
    Coup            From/To
    ------                 -------
 Government National Mortgage Association:
     9.000%                    2016      $                   2,750         2,919
    10.500%               2015-2020      $                     604           672
    11.000%               2018-2019      $                   2,284         2,574

                                                                           6,165
                                                                          ------
 U.S. Treasury Bonds:
    11.625%  11/15/04                    $                   3,385         4,747
    12.000%  08/15/13                    $                   9,404        14,291


 U.S. Treasury Notes,
    11.875%  11/15/03                    $                   1,800         2,493
                                                                          ------
 TOTAL U.S. GOVERNMENT & AGENCY
    OBLIGATIONS (cost of $27,191)                                         27,696
                                                                          ======

                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1995


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.3%
-------------------------------------------------------------------------------
                          Maturities
    Coupon                 From/To
    ------                 -------
 TOTAL BONDS & NOTES (cost of $114,246)                                  $118,592
                                                                         ========


COMMON STOCKS - 1.0%                             SHARES
--------------------------------------------------------------------------------
MANUFACTURING - 0.0%
 MACHINERY & COMPUTER EQUIPMENT
 Thermadyne Holdings Corp. (e)                      1                     21
                                                                     -------

MINING & ENERGY - 0.1%
 OIL & GAS EXTRACTION
 Mesa, Inc. (e)                                    19                     63
                                                                     -------

RETAIL TRADE - 0.9%
 FOOD STORES

 National Convenience Stores, Inc. (e)             41                  1,108
                                                                     -------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
 MOTOR FREIGHT & WAREHOUSING
 St. Johnsbury Trucking Co. (e)(f)                 16                     31
 Sun Carriers, Inc.(a)(e)(f)                       65                      1
                                                                     -------
                                                                          32
                                                                     -------

TOTAL COMMON STOCKS  (cost of $1,065 )                                 1,224

WARRANTS (e) - 0.1%
 National Convenience Stores, Inc.,
 (expires 3/09/98) (cost of $79)                   23                    203
                                                                     -------

TOTAL INVESTMENTS - 96.7%
  (cost of $115,390)(g)                                              120,019
                                                                     -------
--------------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS - 0.5%                    PAR
--------------------------------------------------------------------------------
 Repurchase agreement with Bankers Trust
   Securities Corp., dated 11/30/95, due 12/01/95
   at 5.900%, collateralized by U.S. Treasury
   notes with various maturities to 1997, market
   value $574 (repurchase proceeds $563)

                                                 $563                     563
-----------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS - 0.0% (h)                                      (6)
-----------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 2.8%                                  3,521
-----------------------------------------------------------------------------
NET ASSETS - 100%                                                    $124,097
=============================================================================

NOTES TO INVESTMENT PORTFOLIO:
------------------------------
(a) Securities exempt from
     registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1995, the value of these securities amounted to $2,546 or 2.1% of net assets.

(b)  This is a British security. Par amount is stated in U.S. dollars.

(c)  Zero coupon bond.

Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT. :
--------------------------------------------------------------------------------
(d) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(e)  Non-income producing.
(f) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(g)  Cost for federal income tax purposes is the same.
(h) As of November 30, 1995, the Fund had entered into the following forward currency exchange contracts:

                                                                 Net Unrealized
                                                                  Appreciation
Contracts                In Exchange          Settlement         (Depreciation)
to Deliver                   For                 Date               (U.S. $)
--------------           -----------          ----------         --------------
DK      20,609           USD  3,679             1/4/96               $   (2)
UK       1,131           USD  1,729             1/4/96                   (2)
UK       1,131           USD  1,730             1/4/96                   (2)
                                                                     ------
                                                                     $   (6)

Summary of Securities by
Currency                          Currency          Value            % of Total
-------------------------------------------------------------------------------
United States                        $            $ 75,679              63.1
Denmark                              DK             14,030              11.7
Australia                            A$              9,237               7.7
United Kingdom                       UK              6,807               5.7
Finland                              FN              6,635               5.5
Argentina                            AR              2,678               2.2
Poland                               PL              2,575               2.1
South Africa                         SA              2,378               2.0
                                                  --------             -----
                                                  $120,019             100.0
                                                  ========             =====


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


    Acronym                  Name
    -------                  ----
      [S]               [C]
      PIK               Payment-In-Kind


 See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
                               NOVEMBER 30, 1995

(in thousands except for per share amount)
--------------------------------------------------------------------------------

ASSETS
Investments at value (cost $115,390).................                  $120,019
Short-term obligations...............................                       563
                                                                       --------
                                                                        120,582

Cash.................................................     $  254
Receivable for:
  Interest...........................................      3,017
  Investments sold...................................      1,407
Other................................................         21          4,699
                                                          ------       --------
         Total Assets                                                   125,281
LIABILITIES
Unrealized depreciation on forward
 currency contracts..................................          6
Payable for:
  Distributions......................................        880
  Investments purchased..............................        254
Accrued:
  Deferred Trustees fees.............................          2
  Other..............................................         42
                                                          ------
         Total Liabilities...........................                     1,184
                                                                       ========
NET ASSETS  at value for 11,009
  shares of beneficial interest outstanding..........                  $124,097
                                                                       ========

Net asset value per share............................                  $  11.27
                                                                       ========
COMPOSITION OF NET ASSETS
  Capital paid in....................................                  $122,290
  Undistributed net investment income................                       571
  Accumulated net realized loss......................                    (3,382)
  Net unrealized appreciation (depreciation) on:
    Investments......................................                     4,629
    Foreign currency transactions....................                       (11)
                                                                       --------
                                                                       $124,097
                                                                       ========


See notes to financial statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 1995
(in thousands)

-----------------------------------------------------------------------------------

INVESTMENT INCOME
Interest .....................................................              $11,573
                                                                            -------

EXPENSES
Management fee ...............................................  $  895
Transfer agent ...............................................      46
Bookkeeping fee ..............................................      34
Trustees fee .................................................      17
Custodian fee ................................................      32
Audit fee ....................................................      47
Legal fee ....................................................      10
Reports to shareholders ......................................      12
Other ........................................................      67
                                                                ------      -------
     Total expenses ..........................................                1,160
                                                                            -------
           Net Investment Income                                             10,413
                                                                            -------


NET REALIZED & UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments ................................................      90
  Foreign currency transactions ..............................    (147)
                                                                ------
    Net Realized Loss                                                           (57)
    Net unrealized appreciation (depreciation)
      during the period on:
        Investments ..........................................   9,619
        Foreign currency transactions ........................     (11)
                                                                ------
    Net Unrealized Appreciation ..............................                9,608
                                                                            -------
            Net Gain .........................................                9,551
                                                                            -------
Net Increase in Net Assets from Operations ...................              $19,964
                                                                            =======


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

----------------------------------------------------------------------------------
                                                                   Year ended
                                                                  November 30
                                                             ---------------------
                                                               1995         1994
                                                             --------     --------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                        $ 10,413     $ 10,791
Net realized loss                                                 (57)      (2,851)
Net unrealized appreciation (depreciation)                      9,608      (11,235)
                                                             --------     --------
     Net Increase (decrease) from operations                   19,964       (3,295)

Distributions:
  From net investment income                                  (10,435)     (10,675)
  From net realized gains                                       ---         (3,734)
                                                             --------     --------
        Total Increase (decrease)                               9,529      (17,704)

NET ASSETS
   Beginning of period                                        114,568      132,272
                                                             --------     --------
   End of period (including undistributed net investment
     income of $571 and $155, respectively)                  $124,097     $114,568
                                                             ========     ========

NUMBER OF FUND SHARES
   Outstanding at end of period                                11,009       11,009
                                                             ========     ========


See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1995

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION: Colonial Intermarket Income Trust I (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund may issue an unlimited number of shares. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

--------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS:

        Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
        Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.
        Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.
        Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
        The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.
        Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
        Security transactions are accounted for on the date the securities are purchased, sold or mature.
        Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
        The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES:
        Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.
--------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
        Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.
        The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

                NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
        Distributions to shareholders are recorded on the ex-date.
        The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS:
        The Fund has adopted Statement of Position 93-4, Foreign Currency Accounting and Financial Statement Presentation for Investment Companies. Accordingly, net realized and unrealized gains (losses) on foreign currency transactions include the fluctuation in exchange rates on gains (losses)
between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.
        The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.
--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS:
        The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature.  Realized and unrealized gains (losses)
arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions.  Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.
--------------------------------------------------------------------------------
OTHER:
        Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.
        The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995


NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------

MANAGEMENT FEE:
        Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average weekly net assets.
--------------------------------------------------------------------------------
BOOKKEEPING FEE:
        The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
OTHER:
        The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
        The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ACTIVITY:
        During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were $89,095,635 and $87,832,588, respectively, of which $9,179,771 and $8,993,631, respectively, were U.S. government securities.
        Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation                                $ 6,010,229
  Gross unrealized depreciation                                 (1,381,505)
                                                               -----------
          Net unrealized appreciation                          $ 4,628,724
                                                               ===========

At November 30, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     Year of                                   Capital loss
                    expiration                                 carryforward
                    ----------                                 ------------
                       2002                                    $ 2,887,000
                       2003                                        529,000
                                                               -----------
                                                               $ 3,416,000
                                                               ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
        To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
OTHER:
        There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.
        The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows:

                                                                                YEAR ENDED NOVEMBER 30
                                                 -------------------------------------------------------------------------------
                                                   1995                 1994             1993             1992           1991
                                                 ---------           ---------         ---------       ---------       ---------
Net asset value -
   Beginning of period ..................         $10.410            $ 12.010          $ 11.220        $ 11.330        $ 10.640
                                                  -------            --------          --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .................           0.986               0.980             1.093           1.152           1.229
  Net realized and
   unrealized gain (loss) ...............           0.822              (1.271)            0.777          (0.132)          0.696
                                                  -------            --------          --------        --------        --------
   Total from investment
      operations ........................           1.808              (0.291)            1.870           1.020           1.925
                                                  -------            --------          --------        --------        --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income ............          (0.948)             (0.970)           (1.080)         (1.130)         (1.229)
  From net realized gains ...............              --              (0.339)               --              --          (0.006)
                                                  -------            --------          --------        --------        --------
Total distributions
   declared to shareholders .............          (0.948)             (1.309)           (1.080)         (1.130)         (1.235)
                                                  -------            --------          --------        --------        --------
Net asset value - End of period .........         $11.270            $ 10.410          $ 12.010        $ 11.220        $ 11.330
                                                  =======            ========          ========        ========        ========
Market Price per share -
   End of period ........................         $10.750            $ 10.000          $ 11.875        $ 11.125        $ 11.000
                                                  =======            ========          ========        ========        ========
Total return - based on
   market value (a) .....................           17.67%              (5.42)%           16.87%          11.57%          28.24%
                                                  =======            ========          ========        ========        ========

RATIOS TO AVERAGE NET ASSETS
  Expenses ..............................            0.97(b)             0.98%(b)          1.02%           1.04%           1.07%
  Net investment income .................            8.73(b)             8.84%(b)          9.27%          10.08%          11.23%
Portfolio turnover ......................              77%                 99%              179%            129%            109%
Net assets at end of period (000) .......        $124,097            $114,568          $132,272        $123,560        $124,778

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INTERMARKET
     INCOME TRUST I

   In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermarket Income Trust I at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.






PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)


                                                                          THREE MONTHS ENDED
                                -------------------------------------------------------------------------------------------------
                                  NOVEMBER 30, 1995          AUGUST 31, 1995            MAY 31, 1995          FEBRUARY 28, 1995
                                  (000)     PER SHARE      (000)      PER SHARE     (000)      PER SHARE      (000)     PER SHARE
                                --------    ---------    ---------    ---------    --------    ---------   ---------    ---------
Total investment income .....    $2,867      $ 0.260       $2,907      $ 0.264      $2,896      $ 0.263      $2,903      $ 0.264
Net investment income .......    $2,557      $ 0.242       $2,615      $ 0.248      $2,616      $ 0.248      $2,625      $ 0.248
Net realized and
  unrealized gain (loss) ....    $2,712      $ 0.233       $ (201)     $(0.017)     $5,377      $ 0.462      $1,675      $ 0.144
Market value per share:
  High ......................                $10.875                   $10.750                  $10.750                  $10.750
  Low .......................                $10.125                   $ 9.875                  $10.000                  $10.000

                                                                  THREE MONTHS ENDED
                                -------------------------------------------------------------------------------------------------
                                  NOVEMBER 30, 1994          AUGUST 31, 1994            MAY 31, 1994          FEBRUARY 28, 1994
                                  (000)     PER SHARE     (000)       PER SHARE      (000)     PER SHARE     (000)      PER SHARE
                                --------    ---------    --------     ---------    ---------   ---------   --------     ---------
Total investment income .....   $ 2,935      $ 0.267     $ 2,967      $ 0.269     $ 2,953    $ 0.268        $3,125       $ 0.284
Net investment income .......   $ 2,662      $ 0.242     $ 2,674      $ 0.243     $ 2,651    $ 0.241        $2,804       $ 0.254
Net realized and
  unrealized loss ...........   $(3,779)     $(0.341)    $(1,715)     $(0.155)    $(8,402)   $(0.758)        $(190)      $(0.017)
Market value per share:
  High ......................                $11.000                  $11.375                $11.875                     $12.500
  Low .......................                $ 9.000                  $10.250                $10.000                     $11.625


   At November 30, 1995 there were 2,188 shareholder accounts.

                           DIVIDEND REINVESTMENT PLAN


The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions are by check mailed directly to the record holder by the dividend paying agent.

Shares issued under the Plan are purchased in the open market for the participants' accounts commencing five business days before the payment date for each distribution. Shares are credited to each account based on the average price paid including brokerage commissions. All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 90 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

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                                       20

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                                       21

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                                       22

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523

Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial InterMarket Income Trust I.


This Fund may purchase foreign currencies on a spot or forward basis in conjunction with its investments in foreign securities and to hedge against fluctuation in foreign currencies. The precise matching of foreign currency exchange transactions and portfolio securities will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities and it is impossible to forecast with precision the change in market value of portfolio securities. Currency hedging does not eliminate fluctuations in the underlying prices of the securities, but rater establishes a rate of exchange at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

[COLONIAL LOGO]
     Mutual Funds for
     Planned Portfolios


TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation




                   COLONIAL INVESTMENT SERVICES, INC. (C)1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             CI-02/579B-1195 (1/96)

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